Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	Carrying Amount June 30, 2025	Fair Value June 30, 2025	Carrying Amount December 31, 2024	Fair Value December 31, 2024
Financial assets (liabilities)
Cash and cash equivalents	282,394	282,394	343,373	343,373
Restricted cash	4,826	4,826	4,939	4,939
Margin deposits	4,270	4,270	4,270	4,270
Short-term receivable	12,664	12,664	12,553	12,553
Investments in debt securities	35,259	35,068	25,230	25,120
Debt and other financial liabilities	(1,821,033)	(1,821,033)	(1,757,238)	(1,757,238)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	1,169	182	—	—
	Financial instruments - Fair value, net of current portion	55	84	2,242	—
Bunker and EUAs swaps	Current portion of financial instruments - Fair value	427	327	376	25
	Financial instruments - Fair value, net of current portion	—	—	198	—
Subtotal		1,651	593	2,816	25
Total derivatives		1,651	593	2,816	25

Financial Instruments - Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table)

	Loss Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2025	2024	2025	2024
Interest rate swaps	23	22	45	45
Reclassification to Interest and finance costs, net due to de-designations	(225)	(882)	(733)	(2,094)
Reclassification to depreciation expense	29	29	58	58
Total	(173)	(831)	(630)	(1,991)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2025	2024	2025	2024
Interest rate swaps	Interest and finance costs, net	(998)	(210)	(1,284)	586
Bunker and EUAs swaps	Interest and finance costs, net	(464)	24	(376)	1,740
Total		(1,462)	186	(1,660)	2,326